---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0578

                                                     Expires: May 31, 2007

                                                     Estimated average burden
                                                     hours per response: 21.09
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05685
                                   -----------------------------------

                          Williamsburg Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  225 Pictoria Drive, Suite 450        Cincinnati, Ohio              45246
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                             W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP   One Post Office Square    Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                     ----------------------

Date of fiscal year end:        March 31, 2006
                          ---------------------------------------

Date of reporting period:       December 31, 2005
                          ----------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31 , 2005 (UNAUDITED)
================================================================================

   SHARES      COMMON STOCKS -- 99.5%                                 VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- 10.5%
      92,016   CarMax, Inc. (a)                                   $  2,547,003
      62,706   E.W. Scripps Company - Class A (The)                  3,011,142
      51,240   Harrah's Entertainment, Inc.                          3,652,900
      31,500   International Speedway Corporation                    1,508,850
      35,209   Lowe's Companies, Inc.                                2,347,032
      89,528   Walt Disney Company (The)                             2,145,986
                                                                  ------------
                                                                    15,212,913
                                                                  ------------
               CONSUMER STAPLES -- 11.0%
      44,834   Colgate-Palmolive Company                             2,459,145
      46,000   PepsiCo, Inc.                                         2,717,680
      84,360   Sysco Corporation                                     2,619,378
      66,021   Walgreen Company                                      2,922,089
      61,580   Wal-Mart Stores, Inc.                                 2,881,944
      36,419   Wm. Wrigley Jr. Company                               2,421,499
                                                                  ------------
                                                                    16,021,735
                                                                  ------------
               ENERGY -- 13.2%
      28,152   EOG Resources, Inc.                                   2,065,512
      64,648   Exxon Mobil Corporation                               3,631,278
      59,225   GlobalSantaFe Corporation                             2,851,684
      38,716   Murphy Oil Corporation                                2,090,277
      50,156   Pioneer Natural Resources Company                     2,571,498
      32,884   Schlumberger Limited                                  3,194,681
      42,948   Suncor Energy, Inc.                                   2,711,307
                                                                  ------------
                                                                    19,116,237
                                                                  ------------
               FINANCIALS -- 17.3%
      52,208   American International Group, Inc.                    3,562,152
      64,000   BB&T Corporation                                      2,682,240
         875   Berkshire Hathaway, Inc. - Class B (a)                2,568,562
      55,022   Brookfield Asset Management, Inc.                     2,769,257
      45,937   Capital One Financial Corporation                     3,968,957
      55,950   Citigroup, Inc.                                       2,715,254
      12,381   Markel Corporation (a)                                3,925,396
      54,460   Wachovia Corporation                                  2,878,756
                                                                  ------------
                                                                    25,070,574
                                                                  ------------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES      COMMON STOCKS -- 99.5% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

               HEALTHCARE -- 13.8%
      48,741   Amgen, Inc. (a)                                    $  3,843,715
      48,971   Eli Lilly & Company                                   2,771,269
      62,886   Johnson & Johnson                                     3,779,449
      33,464   Medtronic, Inc.                                       1,926,522
      68,278   Pfizer, Inc.                                          1,592,243
      46,061   WellPoint, Inc. (a)                                   3,675,207
      37,314   Zimmer Holdings, Inc. (a)                             2,516,456
                                                                  ------------
                                                                    20,104,861
                                                                  ------------
               INDUSTRIALS -- 8.2%
      51,000   Danaher Corporation                                   2,844,780
      99,975   General Electric Company                              3,504,124
      34,421   United Parcel Service, Inc. - Class B                 2,586,738
      53,925   United Technologies Corporation                       3,014,947
                                                                  ------------
                                                                    11,950,589
                                                                  ------------
               INFORMATION TECHNOLOGY -- 11.3%
     105,007   Check Point Software Technologies Limited (a)         2,110,641
      96,738   Dell, Inc. (a)                                        2,901,173
       3,600   Google, Inc. (a)                                      1,493,496
      31,432   International Business Machines Corporation           2,583,710
     166,784   Microsoft Corporation                                 4,361,401
     164,400   Nokia Oyj - ADR                                       3,008,520
                                                                  ------------
                                                                    16,458,941
                                                                  ------------
               MATERIALS -- 8.8%
      45,453   Cameco Corporation                                    2,881,266
      55,979   Dow Chemical Company (The)                            2,453,000
      73,260   Praxair, Inc.                                         3,879,850
      19,884   Rio Tinto PLC - ADR                                   3,634,596
                                                                  ------------
                                                                    12,848,712
                                                                  ------------
               TELECOMMUNICATIONS SERVICES -- 2.9%
     142,132   America Movil S.A. de C.V. - Series L - ADR           4,158,782
                                                                  ------------

               UTILITIES -- 2.5%
      46,866   Dominion Resources, Inc.                              3,618,055
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $115,285,577)            $144,561,399
                                                                  ------------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES      MONEY MARKET FUNDS -- 0.6%                             VALUE
--------------------------------------------------------------------------------

     900,945   First American Treasury Obligation Fund - Class Y
                 (Cost $900,945)                                  $    900,945
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE -- 100.1%
                 (Cost $116,186,522)                              $145,462,344

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)        (120,684)
                                                                  ------------

               NET ASSETS -- 100.0%                               $145,341,660
                                                                  ============

(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE DAVENPORT EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2005 (UNAUDITED)


1. SECURITIES VALUATION

The Davenport Equity Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or combination of these and other factors.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2005:



               Cost of portfolio investments         $    116,599,350
                                                       ===============

               Gross unrealized appreciation         $     32,509,672

               Gross unrealized depreciation               (3,646,678)
                                                       ---------------

               Net unrealized appreciation           $     28,862,994
                                                       ===============

FBP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
     SHARES  COMMON STOCKS - 98.1%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 7.0%
     22,500  Best Buy Company, Inc. (b)                           $    978,300
     34,500  Dillard's, Inc.                                           856,290
      7,787  Federated Department Stores, Inc.                         516,512
      9,600  Gannett Company, Inc.                                     581,472
     32,000  General Motors Corporation                                621,440
      6,500  Whirlpool Corporation (b)                                 544,440
                                                                  ------------
                                                                     4,098,454
                                                                  ------------
             CONSUMER STAPLES - 6.7%
     19,000  Altria Group, Inc.                                      1,419,680
     30,000  CVS Corporation                                           792,600
     36,000  Wal-Mart Stores, Inc.                                   1,684,800
                                                                  ------------
                                                                     3,897,080
                                                                  ------------
             ENERGY - 1.8%
      6,000  Marathon Oil Corporation                                  365,820
     11,000  Royal Dutch Shell PLC - ADR                               676,390
                                                                  ------------
                                                                     1,042,210
                                                                  ------------
             FINANCIALS - 33.0%
     20,000  American Express Company                                1,029,200
     36,000  American International Group, Inc.                      2,456,280
     57,000  Bank of America Corporation                             2,630,550
     52,000  Citigroup, Inc.                                         2,523,560
     19,000  Fannie Mae                                                927,390
     10,000  Freddie Mac                                               653,500
     19,000  Jefferson-Pilot Corporation                             1,081,670
     63,400  JPMorgan Chase & Company                                2,516,346
     54,000  St. Paul Travelers Companies, Inc. (The)                2,412,180
     35,000  UnumProvident Corporation                                 796,250
     43,000  Wachovia Corporation                                    2,272,980
                                                                  ------------
                                                                    19,299,906
                                                                  ------------
             HEALTH CARE - 19.0%
     27,000  Bristol-Myers Squibb Company                              620,460
      4,000  CIGNA Corporation                                         446,800
     40,000  HCA, Inc.                                               2,020,000
     27,000  Johnson & Johnson                                       1,622,700
     45,000  Merck & Company, Inc.                                   1,431,450
     81,000  Pfizer, Inc.                                            1,888,920
     35,000  Watson Pharmaceuticals, Inc. (a)                        1,137,850
     24,000  WellPoint, Inc. (a)                                     1,914,960
                                                                  ------------
                                                                    11,083,140
                                                                  ------------

FBP VALUE FUND
PORTFOLIO OF INVESTMENTS
================================================================================
     SHARES  COMMON STOCKS - 98.1% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 9.8%
     86,000  Cendant Corporation                                  $  1,483,500
     10,300  FedEx Corporation                                       1,064,917
     40,000  General Electric Company                                1,402,000
     40,000  Tyco International Limited                              1,154,400
      8,000  Union Pacific Corporation                                 644,080
                                                                  ------------
                                                                     5,748,897
                                                                  ------------
             INFORMATION TECHNOLOGY - 16.2%
     28,000  Agilent Technologies, Inc. (a)                            932,120
     34,000  Cisco Systems, Inc. (a)                                   582,080
     28,000  Computer Sciences Corporation (a)                       1,417,920
     83,000  Hewlett-Packard Company                                 2,376,290
     28,000  International Business Machines Corporation             2,301,600
     50,000  Microsoft Corporation                                   1,307,500
    156,000  Solectron Corporation (a)                                 570,960
                                                                  ------------
                                                                     9,488,470
                                                                  ------------
             MATERIALS - 2.2%
     43,000  Engelhard Corporation                                   1,296,450
                                                                  ------------

             TELECOMMUNICATIONS SERVICES - 2.4%
     47,000  Verizon Communications, Inc.                            1,415,640
                                                                  ------------

             TOTAL COMMON STOCKS (Cost $40,583,501)               $ 57,370,247
                                                                  ------------


==========================================================================================
  PAR VALUE  SHORT-TERM CORPORATE NOTES - 1.5%                                  VALUE
------------------------------------------------------------------------------------------
$    39,774  American Family Financial Services, Demand Note, 4.025%        $     39,774
    401,253  Wisconsin Corporate Central Credit Union, Demand Note, 4.05%        401,253
    409,416  U.S. Bank N.A., Demand Note, 4.13%                                  409,416
                                                                            ------------

             TOTAL SHORT-TERM CORPORATE NOTES (Cost $850,443)                  $ 850,443
                                                                            ------------

==========================================================================================
     SHARES  MONEY MARKET FUNDS - 0.4%                                          VALUE
------------------------------------------------------------------------------------------
    242,232  First American Treasury Obligation Fund - Class A
               (Cost $242,232)                                              $    242,232
                                                                            ------------

             TOTAL INVESTMENTS AT VALUE - 100.0% (Cost $41,676,176)         $ 58,462,922

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)                       (9,790)
                                                                            ------------

             NET ASSETS - 100.0%                                            $ 58,453,132
                                                                            ============

(a)   Non-income producing security.

(b)   Security covers a written call option.

ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
   OPTION                                          VALUE OF         PREMIUMS
 CONTRACTS       COVERED CALL OPTIONS              OPTIONS          RECEIVED
--------------------------------------------------------------------------------
             Best Buy Company, Inc.,
        20     01/21/2006 at $50                $        150      $     14,061
             Whirlpool Corporation,
        20     1/21/2006 at $80                        9,800            15,010
                                               --------------    --------------
                                                $      9,950      $     29,071
                                               ==============    ==============

See accompanying notes to portfolio of investments.

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
     SHARES  COMMON STOCKS - 70.1%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 4.8%
     15,000  Best Buy Company, Inc. (b)                           $    652,200
     24,500  Dillard's, Inc.                                           608,090
      4,672  Federated Department Stores, Inc.                         309,894
      7,000  Gannett Company, Inc.                                     423,990
     22,000  General Motors Corporation                                427,240
      6,000  Whirlpool Corporation (b)                                 502,560
                                                                  ------------
                                                                     2,923,974
                                                                  ------------
             CONSUMER STAPLES - 4.9%
     14,000  Altria Group, Inc.                                      1,046,080
     27,000  CVS Corporation                                           713,340
     26,900  Wal-Mart Stores, Inc.                                   1,258,920
                                                                  ------------
                                                                     3,018,340
                                                                  ------------
             ENERGY - 1.2%
      4,000  Marathon Oil Corporation                                  243,880
      8,000  Royal Dutch Shell PLC - ADR                               491,920
                                                                  ------------
                                                                       735,800
                                                                  ------------
             FINANCIALS - 23.2%
     18,000  American Express Company                                  926,280
     25,400  American International Group, Inc.                      1,733,042
     40,000  Bank of America Corporation                             1,846,000
     36,000  Citigroup, Inc.                                         1,747,080
     13,400  Fannie Mae                                                654,054
      7,000  Freddie Mac                                               457,450
     13,000  Jefferson-Pilot Corporation                               740,090
     57,760  JPMorgan Chase & Company                                2,292,494
     37,000  St. Paul Travelers Companies, Inc. (The)                1,652,790
     24,000  Unumprovident Corporation                                 546,000
     30,000  Wachovia Corporation                                    1,585,800
                                                                  ------------
                                                                    14,181,080
                                                                  ------------
             HEALTH CARE - 13.1%
     22,000  Bristol-Myers Squibb Company                              505,560
      2,500  CIGNA Corporation                                         279,250
     27,500  HCA, Inc.                                               1,388,750
     23,000  Johnson & Johnson                                       1,382,300
     37,000  Merck & Company, Inc.                                   1,176,970
     48,000  Pfizer, Inc.                                            1,119,360
     25,000  Watson Pharmaceuticals, Inc. (a)                          812,750
     16,400  WellPoint, Inc. (a)                                     1,308,556
                                                                  ------------
                                                                     7,973,496
                                                                  ------------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES  COMMON STOCKS - 70.1% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             Industrials - 7.9%
     75,000  Cendant Corporation                                  $  1,293,750
      7,400  FedEx Corporation                                         765,086
     30,000  General Electric Company                                1,051,500
     39,000  Tyco International Limited                              1,125,540
      7,000  Union Pacific Corporation                                 563,570
                                                                  ------------
                                                                     4,799,446
                                                                  ------------
             INFORMATION TECHNOLOGY - 11.4%
     21,000  Agilent Technologies, Inc. (a)                            699,090
     23,000  Cisco Systems, Inc. (a)                                   393,760
     20,000  Computer Sciences Corporation (a)                       1,012,800
     60,500  Hewlett-Packard Company                                 1,732,115
     20,000  International Business Machines Corporation             1,644,000
     40,800  Microsoft Corporation                                   1,066,920
    115,000  Solectron Corporation (a)                                 420,900
                                                                  ------------
                                                                     6,969,585
                                                                  ------------
             MATERIALS - 1.9%
     39,000  Engelhard Company                                       1,175,850
                                                                  ------------

             TELECOMMUNICATIONS SERVICES - 1.7%
     35,000  Verizon Communications, Inc.                            1,054,200
                                                                  ------------

             TOTAL COMMON STOCKS (Cost $26,697,037)               $ 42,831,771
                                                                  ------------

================================================================================
  PAR VALUE  U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.5%           VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES - 8.1%
$ 1,000,000  1.875%, due 01/31/2006                               $    998,438
  1,000,000  2.25%, due 04/30/2006                                     993,477
    500,000  4.625%, due 05/15/2006                                    500,508
    500,000  2.50%, due 10/31/2006                                     492,285
    500,000  3.50%, due 11/15/2006                                     496,074
    750,000  3.875%, due 07/31/2007                                    743,907
    750,000  4.50%, due 11/15/2010                                     754,043
                                                                  ------------
                                                                     4,978,732
                                                                  ------------
             FEDERAL HOME LOAN BANK - 1.6%
    500,000  4.28%, due 07/14/2008                                     494,268
    500,000  4.035%, due 03/09/2009                                    489,923
                                                                  ------------
                                                                       984,191
                                                                  ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.8%
    500,000  2.50%, due 04/19/2007                                     485,909
                                                                  ------------

             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $6,497,129)                                  $  6,448,832
                                                                  ------------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE  CORPORATE BONDS - 16.0%                                  VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 9.1%
             Bankers Trust New York Corporation,
$   750,000  7.375%, due 05/01/2008                               $    789,746
             Caterpillar Financial Services Corporation,
    750,000  2.59%, due 07/15/2006                                     741,421
             Credit Suisse FB USA, Inc.
    750,000  4.70%, due 06/01/2009                                     743,954
             John Deere Capital Corporation,
    500,000  3.375%, due 10/01/2007                                    487,289
             Merrill Lynch & Company,
    500,000  3.00%, due 04/30/2007                                     488,123
             Northern Trust Company,
  1,000,000  7.10%, due 08/01/2009                                   1,066,307
             Student Loan Marketing Corporation,
    750,000  3.625%, due 03/17/2008                                    731,117
             Textron Financial Corporation,
    500,000  2.75%, due 06/01/2006                                     496,192
                                                                  ------------
                                                                     5,544,149
                                                                  ------------
             HEALTH CARE - 0.8%
             UnitedHealth Group, Inc.,
    500,000  3.30%, due 01/30/2008                                     484,631
                                                                  ------------

             INDUSTRIALS - 3.7%
             Donnelley (R.R.) & Sons Company,
    750,000  3.75%, due 04/01/2009                                     710,741
             Raychem Corporation,
  1,000,000  7.20%, due 10/15/2008                                   1,046,073
             Stanley Works (The),
    500,000  3.50%, due 11/01/2007                                     488,086
                                                                  ------------
                                                                     2,244,900
                                                                  ------------
             UTILITIES - 2.4%
             Dominion Resources, Inc.,
    750,000  4.125%, due 02/15/2008                                    736,091
             Public Service Electric & Gas Company,
    750,000  4.00%, due 11/01/2008                                     730,693
                                                                  ------------
                                                                     1,466,784
                                                                  ------------

             TOTAL CORPORATE BONDS (Cost $9,640,621)              $  9,740,464
                                                                  ------------

================================================================================
  PAR VALUE  SHORT-TERM CORPORATE NOTES - 2.1%                        VALUE
--------------------------------------------------------------------------------
$ 1,281,024  U.S. Bank N.A., Demand Note, 4.13% (Cost $1,281,024) $  1,281,024
                                                                  ------------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES  MONEY MARKET FUNDS - 1.1%                                VALUE
--------------------------------------------------------------------------------
    685,987  First American Treasury Obligation Fund - Class A
               (Cost $685,987)                                    $    685,987
                                                                  ------------

             TOTAL INVESTMENTS AT VALUE-99.8% (Cost $44,801,798)  $ 60,988,078

             OTHER ASSETS IN EXCESS OF LIABILITES - 0.2%               137,202
                                                                  ------------

             NET ASSETS - 100.0%                                  $ 61,125,280
                                                                  ============

(a)  Non-income producing security.

(b)  Security covers a written call option.

ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
   OPTION                                          VALUE OF         PREMIUMS
 CONTRACTS   COVERED CALL OPTIONS                  OPTIONS          RECEIVED
--------------------------------------------------------------------------------
             Best Buy Company, Inc.,
        20     01/21/2006 at $50                $       150       $     14,061
             Whirlpool Corporation,
        20     01/21/2006 at $80                      9,800             15,010
                                               --------------    --------------
                                                $     9,950       $     29,071
                                               ==============    ==============

See accompanying notes to portfolio of investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2005 (UNAUDITED)



1. SECURITIES VALUATION

Portfolio securities of FBP Value Fund and FBP Balanced Fund (the Funds) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.



2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2005:

                                                                                FBP Balanced
                                                          FBP Value Fund            Fund
                                                        ------------------    -----------------

Cost of portfolio investments and written options        $     41,647,105      $    44,772,727
                                                        ==================    =================

Gross unrealized appreciation                            $     18,456,370      $    17,172,222

Gross unrealized depreciation                                  (1,650,503)            (966,821)
                                                        ------------------    -----------------

Net unrealized appreciation                              $     16,805,867      $    16,205,401
                                                        ==================    =================


THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS - 97.4%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 10.1%
      5,000    Abercrombie & Fitch Company                        $    325,900
     15,000    Best Buy Company, Inc.                                  652,200
      3,000    Black & Decker Corporation (The)                        260,880
      4,000    BorgWarner, Inc.                                        242,520
      4,000    Chico's FAS, Inc. (a)                                   175,720
      7,000    Coach, Inc. (a)                                         233,380
     10,000    Harrah's Entertainment, Inc.                            712,900
     62,500    Home Depot, Inc.                                      2,530,000
      4,000    J.C. Penney Company, Inc.                               222,400
     17,000    Johnson Controls, Inc.                                1,239,470
      5,500    NIKE, Inc. - Class B                                    477,345
      5,500    Omnicom Group, Inc.                                     468,215
     30,000    Staples, Inc.                                           681,300
     26,000    Starbucks Corporation (a)                               780,260
     20,000    Target Corporation                                    1,099,400
      5,000    Timberland Company (The) (a)                            162,750
     10,000    Time Warner, Inc.                                       174,400
      5,000    Urban Outfitters, Inc. (a)                              126,550
     33,000    Viacom, Inc. - Class A                                1,081,080
     50,000    Walt Disney Company (The)                             1,198,500
      3,000    Williams-Sonoma, Inc. (a)                               129,450
     20,000    Yum! Brands, Inc.                                       937,600
                                                                  ------------
                                                                    13,912,220
                                                                  ------------
               CONSUMER STAPLES - 9.6%
     33,000    Altria Group, Inc.                                    2,465,760
     16,000    Anheuser-Busch Companies, Inc.                          687,360
     40,000    Avon Products, Inc.                                   1,142,000
     14,000    Clorox Company (The)                                    796,460
     20,000    PepsiCo, Inc.                                         1,181,600
     42,000    Procter & Gamble Company (The)                        2,430,960
     30,000    SYSCO Corporation                                       931,500
     24,000    Unilever N.V. - ADR                                   1,647,600
     25,000    Walgreen Company                                      1,106,500
     20,000    Wal-Mart Stores, Inc.                                   936,000
                                                                  ------------
                                                                    13,325,740
                                                                  ------------
               ENERGY - 9.7%
     23,314    Apache Corporation                                    1,597,475
     25,000    Baker Hughes, Inc.                                    1,519,500
     33,082    BP plc - ADR                                          2,124,526
     26,000    Chevron Corporation                                   1,476,020
     44,000    ConocoPhillips                                        2,559,920

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 97.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               ENERGY - 9.7% (CONTINUED)
     36,300    Exxon Mobil Corporation                            $  2,038,971
     10,000    Transocean, Inc. (a)                                    696,900
     20,000    Valero Energy Corporation                             1,032,000
      8,000    XTO Energy, Inc.                                        351,520
                                                                  ------------
                                                                    13,396,832
                                                                  ------------
               FINANCIALS - 18.0%
     45,080    Aegon N.V. - ARS                                        735,706
     45,000    AFLAC, Inc.                                           2,088,900
     32,000    American Express Company                              1,646,720
     38,000    American International Group, Inc.                    2,592,740
     72,870    Bank of America Corporation                           3,362,950
     35,000    BB&T Corporation                                      1,466,850
     45,000    Charles Schwab Corporation                              660,150
     20,000    CIT Group, Inc.                                       1,035,600
     25,000    Citigroup, Inc.                                       1,213,250
      5,000    Goldman Sachs Group, Inc. (The)                         638,550
      7,000    Hartford Financial Services Group, Inc. (The)           601,230
     10,000    HSBC Holdings plc - ADR                                 804,700
     14,000    Progressive Corporation                               1,634,920
     30,000    SLM Corporation                                       1,652,700
      4,000    St. Joe Company (The)                                   268,880
     55,000    Synovus Financial Corporation                         1,485,550
     75,000    U.S. Bancorp                                          2,241,750
     14,000    Wachovia Corporation                                    740,040
                                                                  ------------
                                                                    24,871,186
                                                                  ------------
               HEALTHCARE - 16.1%
      5,000    Alcon, Inc.                                             648,000
     16,000    Amgen, Inc. (a)                                       1,261,760
     34,000    Becton, Dickinson & Company                           2,042,720
     31,750    Biomet, Inc.                                          1,161,098
     31,000    Cardinal Health, Inc.                                 2,131,250
     10,000    Caremark Rx, Inc. (a)                                   517,900
      2,000    Cerner Corporation (a)                                  181,820
      7,000    Coventry Health Care, Inc. (a)                          398,720
     44,000    Elan Corporation (a)                                    612,920
     17,000    Eli Lilly & Company                                     962,030
      5,000    Fresenius Medical Care AG & Company - ADR               175,150
      3,000    Invitrogen Corporation (a)                              199,920
     20,000    Johnson & Johnson                                     1,202,000
     21,000    Medtronic, Inc.                                       1,208,970
     64,000    Pfizer, Inc.                                          1,492,480
     10,000    Techne Corporation (a)                                  561,500
     72,000    UnitedHealth Group, Inc.                              4,474,080
     21,000    Waters Corporation (a)                                  793,800
     28,000    WellPoint, Inc. (a)                                   2,234,120
                                                                  ------------
                                                                    22,260,238
                                                                  ------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 97.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS - 10.3%
      7,000    3M Company                                         $    542,500
     26,000    Caterpillar, Inc.                                     1,502,020
     12,500    Emerson Electric Company                                933,750
     15,000    Fedex Corporation                                     1,550,850
     13,000    General Dynamics Corporation                          1,482,650
     96,000    General Electric Company                              3,364,800
      6,500    Illinois Tool Works, Inc.                               571,935
     16,000    Ingersoll-Rand Company Ltd. - Class A                   645,920
     10,000    Norfolk Southern Corporation                            448,300
     32,000    Quanta Services, Inc. (a)                               421,440
      9,000    Ryder System, Inc.                                      369,180
     53,786    Tyco International Ltd.                               1,552,264
     16,000    United Technologies Corporation                         894,560
                                                                  ------------
                                                                    14,280,169
                                                                  ------------
               INFORMATION TECHNOLOGY - 14.0%
      6,714    ADC Telecommunications, Inc. (a)                        149,991
     54,000    Adobe Systems, Inc.                                   1,995,840
     18,979    Agilent Technologies, Inc. (a)                          631,811
     44,000    Applied Materials, Inc.                                 789,360
     24,200    Automatic Data Processing, Inc.                       1,110,538
     22,000    Broadcom Corporation - Class A (a)                    1,037,300
     13,000    Celestica, Inc. (a)                                     137,280
     67,000    Cisco Systems, Inc. (a)                               1,147,040
        132    Computer Associates International, Inc.                   3,721
     23,000    Computer Sciences Corporation (a)                     1,164,720
     30,000    Corning, Inc. (a)                                       589,800
     20,000    Dell Computer Corporation (a)                           599,800
      5,000    Electronic Arts, Inc. (a)                               261,550
      8,000    EMC Corporation (a)                                     108,960
     14,000    First Data Corporation                                  602,140
      9,500    Fiserv, Inc. (a)                                        411,065
     15,000    Harmonic, Inc. (a)                                       72,750
     30,000    Hewlett-Packard Company                                 858,900
     65,100    Intel Corporation                                     1,624,896
     11,500    International Business Machines Corporation             945,300
     25,000    Kemet Corporation (a)                                   176,750
      8,000    Kla-Tencor Corporation                                  394,640
     48,000    Microsoft Corporation                                 1,255,200
     25,000    Motorola, Inc.                                          564,750
     15,000    Network Appliance, Inc. (a)                             405,000
     30,000    Scientific-Atlanta, Inc.                              1,292,100
      1,408    Symbol Technologies, Inc.                                18,050
     33,000    Texas Instruments, Inc.                               1,058,310
                                                                  ------------
                                                                    19,407,562
                                                                  ------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 97.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               MATERIALS - 4.3%
     24,000    Alcoa, Inc.                                        $    709,680
     16,000    du Pont (E.I.) de Nemours & Company                     680,000
     30,000    Florida Rock Industries, Inc.                         1,471,800
     10,000    Inco Ltd.                                               435,700
     10,000    Newmont Mining Corporation                              534,000
      5,000    Nucor Corporation                                       333,600
      7,000    POSCO - ADR                                             346,570
      7,000    Praxair, Inc.                                           370,720
     40,000    Valspar Corporation                                     986,800
                                                                  ------------
                                                                     5,868,870
                                                                  ------------
               TELECOMMUNICATIONS SERVICES - 2.0%
     63,000    AT&T, Inc.                                            1,542,870
     15,000    Bellsouth Corporation                                   406,500
     35,000    Sprint Nextel Corporation                               817,600
                                                                  ------------
                                                                     2,766,970
                                                                  ------------
               UTILITIES - 3.3%
     75,980    Duke Energy Corporation                               2,085,651
     10,000    Public Service Enterprise Group, Inc.                   649,700
     54,000    Southern Company (The)                                1,864,620
                                                                  ------------
                                                                     4,599,971
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $86,818,741)             $134,689,757
                                                                  ------------

================================================================================
     SHARES  REAL ESTATE INVESTMENT TRUSTS - 2.3%                     VALUE
--------------------------------------------------------------------------------
     27,200    Colonial Properties Trust                          $  1,141,856
     40,000    Plum Creek Timber Company, Inc.                       1,442,000
     15,000    Rayonier, Inc.                                          597,750
                                                                  ------------

               TOTAL REAL ESTATE INVESTMENT TRUSTS
                (Cost $2,205,403)                                 $  3,181,606
                                                                  ------------

================================================================================
  PAR VALUE    COMMERCIAL PAPER - 0.3%                                VALUE
--------------------------------------------------------------------------------
$   438,000    U.S. Bancorp N.A., discount, due 01/03/2006
                 (Cost $437,906)                                  $    437,906
                                                                  ------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    MONEY MARKET FUNDS - 0.0%                              VALUE
--------------------------------------------------------------------------------
      1,010    First American Treasury Obligation Fund - Class A
                 (Cost $1,010)                                    $      1,010
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE - 100.0%
                 (Cost $89,463,060)                               $138,310,280

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%             48,923
                                                                  ------------

               NET ASSETS - 100.0%                                $138,359,203
                                                                  ============


(a) Non-income producing security.
ADR - American Depositary Receipt
ARS - American Registered Shares

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS - 91.4%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 12.9%
      3,500    Abercrombie & Fitch Company - Class A              $    228,130
      5,100    ArvinMeritor, Inc.                                       73,389
      6,000    Barnes & Noble, Inc.                                    256,020
      1,000    Bed Bath & Beyond, Inc. (a)                              36,150
      5,100    Belo Corporation - Class A                              109,191
      1,600    Black & Decker Corporation (The)                        139,136
      3,800    BorgWarner, Inc.                                        230,394
      3,000    Callaway Golf Company                                    41,520
      3,200    CBRL Group, Inc.                                        112,480
      6,500    Chicos FAS, Inc. (a)                                    285,545
      6,500    Claire's Stores, Inc.                                   189,930
      8,600    Coach, Inc. (a)                                         286,724
      6,000    Darden Restaurants, Inc.                                233,280
      2,000    Emmis Communications Corporation (a)                     39,820
      5,600    Entercom Communications Corporation (a)                 166,152
      3,100    GameStop Corporation (a)                                 89,590
      1,400    Harman International Industries, Inc.                   136,990
      3,500    Harrah's Entertainment, Inc.                            249,515
      5,500    Harte-Hanks, Inc.                                       145,145
      6,000    Herman Miller, Inc.                                     169,140
      1,900    International Speedway Corporation - Class A             91,010
      1,000    ITT Educational Services, Inc. (a)                       59,110
      1,800    Lear Corporation                                         51,228
      1,400    Lee Enterprises, Inc.                                    51,674
      5,000    Leggett & Platt, Inc.                                   114,800
      3,400    Lennar Corporation                                      207,468
      4,000    Limited Brands, Inc.                                     89,400
      3,000    Modine Manufacturing Company                             97,770
      3,400    Mohawk Industries, Inc. (a)                             295,732
      5,500    MSC Industrial Direct Company, Inc.                     221,210
      4,600    O'Reilly Automotive, Inc. (a)                           147,246
      5,000    Pacific Sunwear of California, Inc. (a)                 124,600
        589    Proliance International, Inc. (a)                         3,116
      6,000    Saks, Inc. (a)                                          101,160
      2,500    Thor Industries, Inc.                                   100,175
      7,000    Timberland Company (The) (a)                            227,850
      9,000    Urban Outfitters, Inc. (a)                              227,790
      6,000    Williams-Sonoma, Inc. (a)                               258,900
                                                                  ------------
                                                                     5,688,480
                                                                  ------------
               CONSUMER STAPLES - 4.5%
      5,700    BJ's Wholesale Club, Inc. (a)                           168,492
      7,000    Church & Dwight Company, Inc.                           231,210
      8,600    Constellation Brands, Inc. (a)                          225,578
      6,000    Dean Foods Company (a)                                  225,960
      7,500    Hormel Foods Corporation                                245,100

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 91.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               CONSUMER STAPLES - 4.5% (CONTINUED)
      3,700    J.M. Smucker Company                               $    162,800
     10,000    PepsiAmericas, Inc.                                     232,600
      1,200    TreeHouse Foods, Inc. (a)                                22,464
     11,900    Tyson Foods, Inc.                                       203,490
      3,600    Whole Foods Market, Inc.                                278,604
                                                                  ------------
                                                                     1,996,298
                                                                  ------------
               ENERGY - 10.7%
      6,500    Arch Coal, Inc.                                         516,750
      4,760    Cooper Cameron Corporation (a)                          197,064
      6,000    FMC Technologies, Inc. (a)                              257,520
      4,200    Forest Oil Corporation (a)                              191,394
      3,010    Lone Star Technologies, Inc. (a)                        155,497
      8,200    Murphy Oil Corporation                                  442,718
      2,800    Newfield Exploration Company (a)                        140,196
      2,680    Noble Corporation                                       189,047
      6,580    Patterson-UTI Energy, Inc.                              216,811
      3,550    Peabody Energy Corporation                              292,591
      3,800    Pogo Producing Company                                  189,278
      5,000    Pride International, Inc. (a)                           153,750
      4,740    Smith International, Inc.                               175,901
     21,600    Valero Energy Corporation                             1,114,560
     10,733    XTO Energy, Inc.                                        471,608
                                                                  ------------
                                                                     4,704,685
                                                                  ------------
               FINANCIALS - 13.7%
      5,600    American Financial Group, Inc.                          214,536
      5,800    AmerUs Group Company                                    328,686
      7,300    Associated Banc-Corp                                    237,615
      6,000    Bank of Hawaii Corporation                              309,240
     10,750    Berkley (W.R.) Corporation                              511,915
      9,000    Brown & Brown, Inc.                                     274,860
      5,500    Compass Bancshares, Inc.                                265,595
      5,600    Cullen/Frost Bankers, Inc.                              300,608
     12,000    Eaton Vance Corporation                                 328,320
      2,600    Everest Re Group Ltd.                                   260,910
     11,550    HCC Insurance Holdings, Inc.                            342,804
      5,200    Investors Financial Services Corporation                191,516
      5,000    Jefferies Group, Inc.                                   224,900
      4,000    Legg Mason, Inc.                                        478,760
      5,400    Mercantile Bankshares Corporation                       304,776
     10,100    New York Community Bancorp, Inc.                        166,852
      4,200    St. Joe Company (The)                                   282,324
     10,000    TCF Financial Corporation                               271,400
      3,381    TD Banknorth, Inc.                                       98,218
      1,622    Toronto-Dominion Bank (The)                              85,479

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 91.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               FINANCIALS - 13.7% (CONTINUED)
      7,777    Washington Federal, Inc.                           $    178,793
      3,500    Westamerica Bancorporation                              185,745
      5,200    Wilmington Trust Corporation                            202,332
                                                                  ------------
                                                                     6,046,184
                                                                  ------------
               HEALTHCARE - 12.8%
      1,500    Affymetrix, Inc. (a)                                     71,625
      1,400    Alcon, Inc.                                             181,440
      4,450    Barr Pharmaceuticals, Inc. (a)                          277,190
      3,000    Cerner Corporation (a)                                  272,730
      3,500    Charles River Laboratories International, Inc. (a)      148,295
      9,100    Community Health Systems, Inc. (a)                      348,894
      9,700    Covance, Inc. (a)                                       470,935
      8,250    Coventry Health Care, Inc. (a)                          469,920
      2,800    DENTSPLY International, Inc.                            150,332
      3,000    Fresenius Medical Care AG - ADR                         105,090
      8,800    Gilead Sciences, Inc. (a)                               463,144
      2,800    Henry Schein, Inc. (a)                                  122,192
      2,400    Hillenbrand Industries, Inc.                            118,584
      4,000    Invitrogen Corporation (a)                              266,560
      2,000    LCA-Vision, Inc.                                         95,020
      4,000    LifePoint Hospitals, Inc. (a)                           150,000
     10,700    Mylan Laboratories, Inc.                                213,572
      5,100    Omnicare, Inc.                                          291,822
      2,700    Par Pharmeutical Companies, Inc. (a)                     84,618
      1,500    Perrigo Company                                          22,365
      5,400    Protein Design Labs, Inc. (a)                           153,468
      4,000    Renal Care Group, Inc. (a)                              189,240
      1,000    ResMed, Inc. (a)                                         38,310
      4,500    Techne Corporation (a)                                  252,675
      3,500    Triad Hospitals, Inc. (a)                               137,305
      4,686    UnitedHealth Group, Inc.                                291,188
      5,600    Varian Medical Systems, Inc. (a)                        281,904
                                                                  ------------
                                                                     5,668,418
                                                                  ------------
               INDUSTRIALS - 11.7%
      3,600    Alexander & Baldwin, Inc.                               195,264
      5,800    AMETEK, Inc.                                            246,732
      2,400    Carlisle Companies, Inc.                                165,960
      7,200    C.H. Robinson Worldwide, Inc.                           266,616
      5,000    ChoicePoint, Inc. (a)                                   222,550
      3,000    Corporate Executive Board Company                       269,100
      6,000    Donaldson Company, Inc.                                 190,800
      5,000    Energizer Holdings, Inc. (a)                            248,950
      3,200    Expeditors International of Washington, Inc.            216,032
      8,200    Fastenal Company                                        321,358
      6,000    Graco, Inc.                                             218,880

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 91.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS - 11.7% (CONTINUED)
      2,400    Granite Construction, Inc.                         $     86,184
      5,000    International Rectifier Corporation (a)                 159,500
      3,300    Jacobs Engineering Group, Inc. (a)                      223,971
      9,000    JetBlue Airways Corporation (a)                         138,420
      3,700    L-3 Communications Holdings, Inc.                       275,095
      4,500    Manpower, Inc.                                          209,250
      7,500    Overseas Shipholding Group, Inc.                        377,925
      5,000    SPX Corporation                                         228,850
      5,000    Stericycle, Inc. (a)                                    294,400
      8,000    Swift Transportation Company, Inc. (a)                  162,400
      3,000    Teleflex, Inc.                                          194,940
      6,000    Trinity Industries, Inc.                                264,420
                                                                  ------------
                                                                     5,177,597
                                                                  ------------
               INFORMATION TECHNOLOGY - 13.8%
     10,044    Activision, Inc. (a)                                    138,005
      8,500    Acxiom Corporation                                      195,500
      8,500    ADC Telecommunications, Inc. (a)                        189,890
      6,500    ADTRAN, Inc.                                            193,310
      4,000    Advent Software, Inc. (a)                               115,640
      3,500    Affiliated Computer Services, Inc. (a)                  207,130
      6,000    Alliance Data Systems Corporation (a)                   213,600
      4,000    Anteon International Corporation (a)                    217,400
      7,000    Arrow Electronics, Inc. (a)                             224,210
      3,700    CDW Corporation                                         213,009
      6,000    CheckFree Corporation (a)                               275,400
      3,600    Cognizant Technology Solutions Corporation (a)          181,260
      6,000    Cree, Inc. (a)                                          151,440
      3,200    Diebold, Inc.                                           121,600
      4,000    DST Systems, Inc. (a)                                   239,640
      3,600    Fair Isaac Corporation                                  159,012
      8,500    GTECH Holdings Corporation                              269,790
      5,500    Harris Corporation                                      236,555
      8,000    Integrated Device Technology, Inc. (a)                  105,440
      8,200    Jack Henry & Associates, Inc.                           156,456
      7,000    Lam Research Corporation (a)                            249,760
      8,500    Macrovision Corporation (a)                             142,205
      5,000    McAfee, Inc. (a)                                        135,650
      5,200    Microchip Technology, Inc.                              167,180
      7,000    National Instruments Corporation                        224,350
      5,500    Plantronics, Inc.                                       155,650
     10,000    RSA Security, Inc. (a)                                  112,300
      8,000    SanDisk Corporation (a)                                 502,560
     10,000    Semtech Corporation (a)                                 182,600

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 91.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY - 13.8% (CONTINUED)
      5,000    Silicon Laboratories, Inc. (a)                     $    183,300
      6,000    Synopsys, Inc. (a)                                      120,360
      2,500    Zebra Technologies Corporation (a)                      107,125
                                                                  ------------
                                                                     6,087,327
                                                                  ------------
               MATERIALS - 4.9%
      8,600    Airgas, Inc.                                            282,940
      5,700    Albemarle Corporation                                   218,595
      3,000    Cabot Corporation                                       107,400
      1,900    Eagle Materials, Inc.                                   232,484
      4,500    Martin Marietta Materials, Inc.                         345,240
      7,200    Scotts Miracle-Gro Company (The) - Class A              325,728
      8,900    Sonoco Products Company                                 261,660
      5,000    Steel Dynamics, Inc.                                    177,550
      9,000    Valspar Corporation (The)                               222,030
                                                                  ------------
                                                                     2,173,627
                                                                  ------------
               TELECOMMUNICATIONS SERVICES - 0.5%
      3,300    Telephone and Data Systems, Inc.                        118,899
      3,300    Telephone and Data Systems, Inc. - Special Shares       114,213
                                                                  ------------
                                                                       233,112
                                                                  ------------
               UTILITIES - 5.9%
      5,400    AGL Resources, Inc.                                     187,974
      8,300    Alliant Energy Corporation                              232,732
      4,400    Aqua America, Inc.                                      120,120
      8,440    Energy East Corporation                                 192,432
     12,400    Equitable Resources, Inc.                               454,956
      5,210    Great Plains Energy, Inc.                               145,672
      6,000    Hawaiian Electric Industries, Inc.                      155,400
      3,770    MDU Resources Group, Inc.                               123,430
      3,250    ONEOK, Inc.                                              86,547
      7,900    Pepco Holdings, Inc.                                    176,723
      6,300    SCANA Corporation                                       248,094
      6,200    Wisconsin Energy Corporation                            242,172
      4,690    WPS Resources Corporation                               259,404
                                                                  ------------
                                                                     2,625,656
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $33,165,998)             $ 40,401,384
                                                                  ------------

================================================================================
     SHARES    REAL ESTATE INVESTMENT TRUSTS - 1.6%                   VALUE
--------------------------------------------------------------------------------
      4,600    Liberty Property Trust                             $    197,110
      5,000    Potlatch Corporation                                    254,900
      6,000    Rayonier, Inc.                                          239,100
                                                                  ------------

               TOTAL REAL ESTATE INVESTMENT TRUSTS
                 (Cost $606,871)                                  $    691,110
                                                                  ------------

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    COMMERCIAL PAPER - 7.0%                                VALUE
--------------------------------------------------------------------------------
$ 1,077,000    American Express Company, discount, 01/03/2006     $  1,076,770
  2,000,000    US Bancorp N.A., discount, 01/03/2006                 1,999,572
                                                                  ------------

               TOTAL COMMERCIAL PAPER (Cost $3,076,342)           $  3,076,342
                                                                  ------------

================================================================================
     SHARES  MONEY MARKET FUNDS - 0.0%                                VALUE
--------------------------------------------------------------------------------

      2,167    First American Treasury Obligation Fund - Class A
                 (Cost $2,167)                                    $      2,167
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE - 100.0%
                 (Cost $36,851,378)                               $ 44,171,003

               OTHER ASSETS IN EXCESS OF  LIABILITIES - 0.0%             8,128
                                                                  ------------

               NET ASSETS - 100.0%                                $ 44,179,131
                                                                  ============

(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
  PAR VALUE    U.S. TREASURY AND AGENCY OBLIGATIONS - 22.4%           VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY BILLS - 3.3%
$ 1,000,000    due 02/02/2006                                     $    996,796
  1,000,000    due 05/04/2006                                          986,408
                                                                  ------------
                                                                     1,983,204
                                                                  ------------
               U.S. TREASURY NOTES - 2.3%
    750,000    5.50%, due 02/15/2008                                   766,787
    100,000    5.625%, due 05/15/2008                                  102,727
    500,000    5.00%, due 02/15/2011                                   514,980
                                                                  ------------
                                                                     1,384,494
                                                                  ------------
               FEDERAL FARM CREDIT BANK - 1.4%
    500,000    6.00%, due 01/07/2008                                   512,139
    300,000    6.28%, due 11/26/2012                                   326,843
                                                                  ------------
                                                                       838,982
                                                                  ------------
               FEDERAL HOME LOAN BANK - 12.0%
  1,000,000    5.375%, due 04/07/2010                                1,001,466
  1,000,000    5.75%, due 04/20/2010                                 1,008,291
  2,000,000    5.00%, due 08/16/2011                                 1,975,632
    200,000    5.625%, due 11/15/2011                                  208,259
  2,000,000    6.00%, due 12/28/2011                                 2,020,670
  1,000,000    5.00%, due 06/13/2012                                   984,575
                                                                  ------------
                                                                     7,198,893
                                                                  ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.4%
  1,000,000    7.125%, due 03/15/2007                                1,027,031
  1,000,000    7.40%, due 10/30/2014                                 1,020,742
                                                                  ------------
                                                                     2,047,773
                                                                  ------------

               TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                 (Cost $13,665,240)                                 13,453,346
                                                                  ------------

================================================================================
  PAR VALUE    MORTGAGE-BACKED SECURITIES - 26.7%                     VALUE
--------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.7%
$       480    Pool #15032, 7.50%, due 02/15/2007                 $        505
     67,155    Pool #438434, 6.50%, due 01/15/2013                      69,356
    266,083    Pool #498359, 6.00%, due 02/15/2014                     273,224
     33,172    Pool #470177, 7.00%, due 03/15/2014                      34,602
     33,332    Pool #518403, 7.00%, due 09/15/2014                      34,768
      1,092    Pool #181540, 8.00%, due 02/15/2017                       1,168
    476,629    Pool #581879, 6.50%, due 03/15/2017                     492,251
  1,115,156    Pool #590361, 6.00%, due 07/15/2017                   1,145,085
    641,120    Pool #553051, 5.50%, due 02/15/2018                     650,513
    582,929    Pool #607757, 5.50%, due 03/15/2018                     591,469
    725,954    Pool #606780, 5.50%, due 04/15/2018                     736,590
  1,422,292    Pool #610364, 5.00%, due 07/15/2018                   1,418,684
     41,660    Pool #493659, 6.50%, due 12/15/2018                      43,488
    107,582    Pool #476695, 6.50%, due 10/15/2023                     112,302
     44,460    Pool #366710, 6.50%, due 02/15/2024                      46,411

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    MORTGAGE-BACKED SECURITIES - 26.7% (CONTINUED)         VALUE
--------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.7% (CONTINUED)
$    29,494    Pool #453826, 7.25%, due 09/15/2027                $     30,803
     58,169    Pool #412360, 7.00%, due 11/15/2027                      61,056
    228,306    Pool #447408, 7.00%, due 01/15/2028                     239,636
     16,167    Pool #454162, 7.00%, due 05/15/2028                      16,969
    143,517    Pool #780825, 6.50%, due 07/15/2028                     149,814
     32,569    Pool #2617, 7.50%, due 07/20/2028                        34,083
     30,085    Pool #158794, 7.00%, due 09/15/2028                      31,578
     27,834    Pool #486760, 6.50%, due 12/15/2028                      29,055
     96,320    Pool #781096, 6.50%, due 12/15/2028                     100,546
     98,312    Pool #781136, 7.00%, due 12/15/2028                     103,190
     79,083    Pool #506618, 7.00%, due 03/15/2029                      83,007
    224,352    Pool #536619, 6.50% due 09/15/2029                      234,195
     16,652    Pool #511562, 7.50%, due 07/15/2030                      17,510
    121,700    Pool #448316, 6.50% due 04/15/2031                      127,040
     56,290    Pool #530606, 6.50% due 04/15/2031                       58,760
     45,483    Pool #545820, 7.00% due 06/15/2031                       47,740
    246,222    Pool #781330, 6.00%, due 09/15/2031                     252,146
    101,963    Pool #3228, 6.50%, due 04/20/2032                       105,705
    139,093    Pool #569903, 6.50%, due 06/15/2032                     145,196
    562,931    Pool #595934, 6.00%, due 09/15/2032                     576,476
    138,228    Pool #3927, 6.00%, due 11/20/2032                       141,554
                                                                  ------------
                                                                     8,236,475
                                                                  ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.1%
  1,189,810    Pool #01173, 5.50%, due 06/01/2017                    1,197,027
  1,877,232    Pool #G18056, 5.00%, due 06/01/2020                   1,858,701
                                                                  ------------
                                                                     3,055,728
                                                                  ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.9%
    884,308    Pool #635149, 5.50%, due 07/01/2017                     890,073
    988,738    Pool #751226, 5.00%, due 02/01/2019                     978,678
  1,927,140    Pool #255808, 5.00%, due 07/01/2025                   1,884,181
    999,195    Pool #255994, 5.50%, due 11/01/2025                     997,113
                                                                  ------------
                                                                     4,750,045
                                                                  ------------

               TOTAL MORTGAGE-BACKED SECURITIES
                 (Cost $16,289,717)                               $ 16,042,248
                                                                  ------------

================================================================================
  PAR VALUE    CORPORATE BONDS - 47.4%                                VALUE
--------------------------------------------------------------------------------
               FINANCE - 29.8%
               Banc One Corporation,
$ 1,000,000      6.875%, due 08/01/2006                           $  1,010,786
                                                                  ------------

               Bank of America Corporation,
    750,000      7.125%, due 03/01/2009                                797,194
                                                                  ------------

               CIT Group, Inc.,
  2,000,000      4.75%, due 12/15/2010                               1,966,692
                                                                  ------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    CORPORATE BONDS - 47.4% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               FINANCE - 29.8% (CONTINUED)
               Credit Suisse First Boston (USA), Inc.,
$ 2,000,000      4.70%, due 06/01/2009                            $  1,983,878
                                                                  ------------

               General Electric Capital Corporation,
  2,500,000      5.00%, due 02/15/2007                               2,503,630
                                                                  ------------

               H.J. Heinz Finance Company,
  1,000,000      6.00%, due 03/15/2012                               1,027,217
                                                                  ------------

               Household Finance Company,
  1,000,000      7.25%, due 05/15/2006                               1,008,587
                                                                  ------------

               International Lease Finance Corporation,
  2,000,000      5.625%, due 06/01/2007                              2,016,816
                                                                  ------------

               JPMorgan Chase & Company,
  1,000,000      4.50%, due 01/15/2012                                 967,127
                                                                  ------------

               Merrill Lynch & Company, Inc.,
  1,000,000      7.00%, due 04/27/2008                               1,043,343
    500,000      6.00%, due 02/17/2009                                 515,618
                                                                  ------------
                                                                     1,558,961
                                                                  ------------
               SouthTrust Bank of Alabama, N.A.,
    737,000      7.00%, due 11/15/2008                                 776,701
                                                                  ------------

               Student Loan Marketing Association Bond - 1.7%
  1,000,000      5.125%, due 08/27/2012                              1,001,451
                                                                  ------------

               Washington Mutual , Inc.,
  1,300,000      4.20%, due 01/15/2010                               1,258,721
                                                                  ------------

               TOTAL FINANCE CORPORATE BONDS                        17,877,761
                                                                  ------------

               INDUSTRIAL - 14.6%
               Abbott Laboratories,
  1,370,000      6.40%, due 12/01/2006                               1,387,898
                                                                  ------------

               Anheuser-Busch Companies, Inc.,
  1,800,000      5.125%, due 10/01/2008                              1,815,437
                                                                  ------------

               Ford Motor Company,
  1,000,000      7.25%, due 10/01/2008                                 810,000
                                                                  ------------

               General Dynamics Corporation,
  1,750,000      4.50%, due 08/15/2010                               1,722,045
                                                                  ------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    CORPORATE BONDS - 47.4% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL - 14.6% (CONTINUED)
               General Motors Corporation,
$   565,000      7.10%, due 03/15/2006                            $    560,763
                                                                  ------------

               Home Depot, Inc.,
  1,000,000      4.625%, due 08/15/2010                                993,603
                                                                  ------------

               Wal-Mart Stores, Inc.,
  1,500,000      4.375%, due 07/12/2007                              1,493,133
                                                                  ------------

               TOTAL INDUSTRIAL CORPORATE BONDS                      8,782,879
                                                                  ------------

               UTILITY - 3.0%
               AT&T Corporation,
  1,000,000      6.00%, due 03/15/2009                               1,021,497
                                                                  ------------

               BellSouth Capital Funding Corporation,
    750,000      7.75%, due 02/15/2010                                 820,579
                                                                  ------------

               TOTAL UTILITY CORPORATE BONDS                         1,842,076
                                                                  ------------

               TOTAL CORPORATE BONDS (Cost $29,482,778)           $ 28,502,716
                                                                  ------------

================================================================================
  PAR VALUE    MUNICIPAL OBLIGATIONS - 1.9%                           VALUE
--------------------------------------------------------------------------------
               Alabama State Public School & College Auth.,
$ 1,050,000      7.15%, due 09/01/2009 (Cost $1,021,009)          $  1,132,100
                                                                  ------------

================================================================================
  PAR VALUE    COMMERCIAL PAPER - 0.7%                                VALUE
--------------------------------------------------------------------------------
$   425,000    U.S. Bancorp N.A.,0discount, due 01/03/2006
                 (Cost $424,909)                                  $    424,909
                                                                  ------------

================================================================================
     SHARES    MONEY MARKET FUNDS - 0.0%                              VALUE
--------------------------------------------------------------------------------
        954    First American Treasury Obligation Fund - Class A
                 (Cost $954)                                      $        954
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE - 99.1%
                 (Cost $60,884,607)                               $ 59,556,273

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%            565,520
                                                                  ------------

               NET ASSETS - 100.0%                                $ 60,121,793
                                                                  ============


 See accompanying notes to portfolio of investments.

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 98.3%                          VALUE
--------------------------------------------------------------------------------
               Alabama Special Care Facilities Financing Auth.,
               Birmingham, Rev.,
$   500,000      4.50%, due 11/01/2009, ETM                       $    517,055
    400,000      5.375%, due 11/01/2012, ETM                           404,696
                                                                  ------------
                                                                       921,751
                                                                  ------------
               Alabama Special Care Facilities Financing Auth.,
               Mobile Hospital, Rev.,
    250,000      4.50%, due 11/01/2010, ETM                            259,630
                                                                  ------------

               Alabama State, GO,
    500,000      3.00%, due 09/01/2007                                 497,995
    500,000      5.00%, due 06/01/2008                                 520,105
                                                                  ------------
                                                                     1,018,100
                                                                  ------------
               Alabama State Public School & College Auth., Capital Improvements, Rev.,
    300,000      5.00%, due 02/01/2010                                 317,538
    305,000      5.125%, due 11/01/2010                                322,461
    475,000      5.00%, due 11/01/2012                                 500,474
    250,000      5.625%, due 07/01/2013                                270,433
    600,000      5.125%, due 11/01/2013                                634,350
    525,000      5.125%, due 11/01/2015                                555,056
                                                                  ------------
                                                                     2,600,312
                                                                  ------------
               Alabama State Public School & College Auth., Rev.,
    325,000      5.00%, due 05/01/2010                                 345,153
                                                                  ------------

               Alabama Water Pollution Control Auth., Rev.,
    200,000      4.65%, due 08/15/2008                                 206,550
    500,000      5.00%, due 08/15/2010                                 532,695
                                                                  ------------
                                                                       739,245
                                                                  ------------
               Athens, AL, Electric Revenue Warrants,
    500,000      3.00%, due 06/01/2011                                 477,210
                                                                  ------------

               Athens, AL, School Warrants,
    335,000      5.05%, due 08/01/2015                                 350,879
                                                                  ------------

               Auburn, AL, Capital Improvements, School Warrants,
    225,000      5.00%, due 08/01/2012                                 241,747
                                                                  ------------

               Auburn, AL, GO,
    300,000      4.00%, due 08/01/2007                                 303,198
    285,000      4.25%, due 08/01/2009                                 292,649
                                                                  ------------
                                                                       595,847
                                                                  ------------
               Auburn, AL, Water Works Board, Rev.,
    335,000      5.00%, due 07/01/2015                                 358,467
                                                                  ------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 98.3% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               Auburn University, AL, General Fee Rev.,
$   300,000      4.00%, due 06/01/2008                            $    304,650
    400,000      4.45%, due 06/01/2011                                 411,460
                                                                  ------------
                                                                       716,110
                                                                  ------------
               Baldwin Co., AL, Board of Education, Revenue
               Warrants,
    200,000      5.20%, due 06/01/2009                                 205,338
    300,000      5.00%, due 06/01/2010                                 317,664
                                                                  ------------
                                                                       523,002
                                                                  ------------
               Baldwin Co., AL, GO,
    400,000      5.00%, due 02/01/2007                                 408,064
    500,000      4.50%, due 11/01/2008                                 514,145
    200,000      4.55%, due 02/01/2009                                 206,116
                                                                  ------------
                                                                     1,128,325
                                                                  ------------
               Birmingham, AL, Industrial Water Board, Rev.,
    100,000      6.00%, due 07/01/2007                                 103,253
                                                                  ------------

               Birmingham, AL, Series B, GO,
    300,000      3.00%, due 07/01/2006                                 299,658
                                                                  ------------

               Birmingham, AL, Special Care Facilities Financing
               Authority, Rev.,
    200,000      5.00%, due 06/01/2006                                 201,370
    300,000      3.70%, due 06/01/2009                                 301,653
                                                                  ------------
                                                                       503,023
                                                                  ------------
               Decatur, AL, GO, Warrants,
    300,000      4.00%, due 07/01/2008                                 304,788
    300,000      5.00%, due 06/01/2009                                 308,106
                                                                  ------------
                                                                       612,894
                                                                  ------------
               Decatur, AL, Water Rev.,
    100,000      5.00%, due 05/01/2014                                 105,464
                                                                  ------------

               Dothan, AL, GO,
    500,000      5.50%, due 09/01/2014                                 540,455
                                                                  ------------

               Fairhope, AL, Utilities Rev.,
    225,000      2.50%, due 12/01/2006                                 222,604
                                                                  ------------

               Fairhope, AL, Warrants,
    200,000      4.00%, due 06/01/2009                                 203,858
    295,000      5.10%, due 06/01/2014                                 315,031
                                                                  ------------
                                                                       518,889
                                                                  ------------
               Florence, AL, Electric Revenue Warrants,
    500,000      5.00%, due 06/01/2009                                 525,655
                                                                  ------------

               Florence, AL, School Warrants,
    200,000      4.65%, due 12/01/2012                                 208,972
                                                                  ------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 98.3% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               Foley, AL, Utilities Board, Rev.,
$   500,000      4.00%, due 11/01/2007                            $    506,230
                                                                  ------------

               Greenville, AL, GO,
    300,000      5.10%, due 12/01/2009                                 310,812
                                                                  ------------

               Homewood, AL, Board of Education, Capital Outlay
               Warrants,
    300,000      4.00%, due 02/01/2007                                 302,334
                                                                  ------------

               Homewood, AL, GO,
    500,000      5.00%, due 09/01/2014                                 535,425
                                                                  ------------

               Hoover, AL, Board of Education, Special Tax,
    300,000      3.00%, due 02/15/2006                                 299,919
                                                                  ------------

               Houston Co., AL, GO,
    300,000      5.60%, due 10/15/2014                                 328,557
                                                                  ------------

               Huntsville, AL, Capital Improvements, GO,
    100,000      3.25%, due 11/01/2010                                  98,631
                                                                  ------------

               Huntsville, AL, Electric Systems, Rev.,
    250,000      4.80%, due 12/01/2012                                 259,635
                                                                  ------------

               Huntsville, AL, GO,
    200,000      4.50%, due 08/01/2007                                 203,726
    190,000      4.10%, due 11/01/2008                                 193,853
    400,000      5.50%, due 08/01/2009                                 428,164
    500,000      5.00%, due 08/01/2011                                 535,515
    250,000      5.25%, due 11/01/2011                                 264,085
    250,000      5.25%, due 11/01/2012                                 264,085
                                                                  ------------
                                                                     1,889,428
                                                                  ------------
               Huntsville, AL, Water Systems, Rev.,
    200,000      4.70%, due 11/01/2013                                 206,514
                                                                  ------------

               Madison, AL, Warrants,
    200,000      4.40%, due 02/01/2011                                 206,492
    400,000      4.85%, due 02/01/2013                                 417,452
                                                                  ------------
                                                                       623,944
                                                                  ------------
               Madison Co., AL, Board of Education, Capital Outlay
               Tax Antic. Warrants,
    400,000      5.20%, due 03/01/2011                                 428,384
                                                                  ------------

               Madison Co., AL, Water Rev.,
    290,000      4.00%, due 07/01/2007                                 293,036
    300,000      4.00%, due 07/01/2008                                 304,788
                                                                  ------------
                                                                       597,824
                                                                  ------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 98.3% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               Mobile, AL, GO,
$   180,000      5.75%, due 02/15/2016, prerefunded 02/15/2006
                   @ 102                                          $    184,126
    275,000      6.20%, due 02/15/2007, ETM                            283,498
                                                                  ------------
                                                                       467,624
                                                                  ------------
               Mobile Co., AL, Gas Tax Antic. Warrants,
    250,000      3.55%, due 02/01/2009                                 249,800
                                                                  ------------

               Mobile Co., AL, Warrants,
    300,000      5.00%, due 02/01/2006                                 300,429
    200,000      5.40%, due 08/01/2013                                 213,482
                                                                  ------------
                                                                       513,911
                                                                  ------------
               Montgomery, AL, GO,
    500,000      5.10%, due 09/01/2008                                 520,780
    300,000      5.00%, due 11/01/2015                                 319,833
                                                                  ------------
                                                                       840,613
                                                                  ------------
               Montgomery, AL, Waterworks & Sanitation, Rev.,
    500,000      5.00%, due 09/01/2008                                 521,045
    400,000      5.60%, due 09/01/2009                                 410,104
                                                                  ------------
                                                                       931,149
                                                                  ------------
               Montgomery Co., AL, GO,
    300,000      3.00%, due 11/01/2006                                 299,379
                                                                  ------------

               Mountain Brook, AL, City Board of Education, Capital
               Outlay Warrants,
    405,000      4.80%, due 02/15/2011                                 410,176
                                                                  ------------

               Muscle Shoals, AL, GO,
    400,000      5.60%, due 08/01/2010                                 408,760
                                                                  ------------

               Opelika, AL, GO,
    500,000      5.00%, due 04/01/2006                                 502,195
    200,000      4.00%, due 03/01/2008                                 202,872
    210,000      4.00%, due 03/01/2010                                 214,876
                                                                  ------------
                                                                       919,943
                                                                  ------------
               Scottsboro, AL, Waterworks Sewer & Gas Board, Rev.,
    200,000      4.35%, due 08/01/2011                                 205,100
                                                                  ------------

               Shelby Co., AL, Board of Education, GO Warrants,
    315,000      4.75%, due 02/01/2009                                 327,565
                                                                  ------------

               Shelby Co., AL, Board of Education, Rev. Warrants,
    500,000      4.80%, due 02/01/2011                                 521,305
                                                                  ------------

               Trussville, AL, Warrants,
    400,000      4.30%, due 10/01/2010                                 414,148
                                                                  ------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 98.3% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               Tuscaloosa, AL, Board of Education, GO,
$   300,000      4.625%, due 08/01/2008                           $    302,193
                                                                  ------------

               Tuscaloosa, AL, Board of Education, Special Tax
               Warrants,
    300,000      4.85%, due 02/15/2013                                 303,555
                                                                  ------------

               Tuscaloosa, AL, GO Warrants,
    300,000      5.00%, due 02/15/2007                                 305,658
    145,000      4.25%, due 02/15/2011                                 149,699
    500,000      5.45%, due 01/01/2014                                 539,385
                                                                  ------------
                                                                       994,742
                                                                  ------------
               Tuscaloosa Co., AL, GO Warrants,
    425,000      4.30%, due 10/01/2009                                 438,655
                                                                  ------------

               University of Alabama, AL, General Fee Rev.,
    240,000      4.10%, due 12/01/2013                                 245,422
                                                                  ------------

               University of Alabama, AL, Auxiliary - Series A, Rev.,
    400,000      5.25%, due 06/01/2010                                 411,164
    100,000      5.25%, due 10/01/2010                                 106,461
    100,000      5.375%, due 06/01/2013                                102,842
                                                                  ------------
                                                                       620,467
                                                                  ------------
               University of Alabama, AL, Series A, Rev.,
    300,000      4.00%, due 10/01/2010                                 307,230
                                                                  ------------

               Vestavia Hills, AL, Warrants,
    565,000      5.00%, due 02/01/2012                                 605,414
                                                                  ------------

               TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
                 OBLIGATION (GO) BONDS (Cost $30,022,365)         $ 30,631,433
                                                                  ------------

================================================================================
     SHARES    MONEY MARKET FUNDS - 0.5%                              VALUE
--------------------------------------------------------------------------------
    167,186    First American Tax-Free Obligation Fund - Class S
                 (Cost $167,186)                                  $    167,186
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE - 98.8%
                 (Cost $30,189,551)                               $ 30,798,619

               OTHER ASSETS IN EXCESS OF LIABILITIES -1.2%             365,552
                                                                  ------------

               NET ASSETS - 100.0%                                $ 31,164,171
                                                                  ============


See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)


1. SECURITIES VALUATION

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2005:



                                         Government         Government         Government          Alabama Tax
                                       Street Equity       Street Mid-        Street Bond          Free Bond
                                            Fund             Cap Fund             Fund                Fund
                                       ---------------    ---------------    ----------------   ----------------

Cost of portfolio investments            $ 89,523,076       $ 36,851,378        $ 60,884,607       $ 30,259,103
                                       ===============    ===============    ================   ================

Gross unrealized appreciation            $ 54,403,468        $ 8,698,600           $ 450,721          $ 688,962

Gross unrealized depreciation              (5,616,264)        (1,378,975)         (1,779,055)          (149,446)
                                       ---------------    ---------------    ----------------   ----------------

Net unrealized appreciation
(depreciation)                           $ 48,787,204        $ 7,319,625       $ (1,328,334)        $   539,516
                                       ===============    ===============    ================   ================


THE GOVERNMENT STREET FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)


The difference between the federal income tax cost of portfolio investments and the financial statement cost for Government Street Equity Fund and Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS - 68.9%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 7.4%
      5,500    Black & Decker Corporation (The)                   $    478,280
     11,500    eBay, Inc. (a)                                          497,375
     26,000    Home Depot, Inc.                                      1,052,480
      9,000    J.C. Penney Company, Inc.                               500,400
      9,400    Lennar Corporation                                      573,588
     18,400    Staples, Inc.                                           417,864
     12,000    Target Corporation                                      659,640
     17,000    Viacom, Inc. - Class B                                  554,200
                                                                  ------------
                                                                     4,733,827
                                                                  ------------
               CONSUMER STAPLES - 4.7%
     32,000    CVS Corporation                                         845,440
     18,000    PepsiCo, Inc.                                         1,063,440
     15,000    Procter & Gamble Company (The)                          868,200
      6,000    Sysco Corporation                                       186,300
                                                                  ------------
                                                                     2,963,380
                                                                  ------------
               ENERGY - 7.6%
      7,800    Anadarko Petroleum Corporation                          739,050
     15,000    Chevron Corporation                                     851,550
      8,600    ConocoPhillips                                          500,348
     10,000    Nabors Industries Ltd. (a)                              757,500
     15,500    Noble Corporation                                     1,093,370
     12,000    Noble Energy, Inc.                                      483,600
      4,500    Schlumberger Ltd.                                       437,175
                                                                  ------------
                                                                     4,862,593
                                                                  ------------
               FINANCIALS - 10.4%
     28,000    Bank of America Corporation                           1,292,200
      6,600    Chubb Corporation (The)                                 644,490
     19,000    CIT Group, Inc.                                         983,820
      7,000    Hartford Financial Services Group, Inc. (The)           601,230
      5,900    Lehman Brothers Holdings, Inc.                          756,203
      7,000    Merrill Lynch & Company, Inc.                           474,110
     10,000    MetLife, Inc.                                           490,000
     12,000    Prudential Financial, Inc.                              878,280
     10,500    St. Paul Travelers Companies, Inc. (The)                469,035
                                                                  ------------
                                                                     6,589,368
                                                                  ------------
               HEALTHCARE - 11.6%
     10,500    Aetna, Inc.                                             990,255
     12,500    Amgen, Inc. (a)                                         985,750
     14,200    Fisher Scientific International, Inc. (a)               878,412
     11,000    Johnson & Johnson                                       661,100
      8,200    Medtronic, Inc.                                         472,074
     25,000    Pfizer, Inc.                                            583,000
     18,000    Teva Pharmaceutical Industries Ltd.                     774,180
     14,400    WellPoint, Inc. (a)                                   1,148,976
     13,000    Zimmer Holdings, Inc. (a)                               876,720
                                                                  ------------
                                                                     7,370,467
                                                                  ------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 68.9% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS - 9.8%
      8,500    3M Company                                         $    658,750
     15,100    Caterpillar, Inc.                                       872,327
     25,000    Dover Corporation                                     1,012,250
      5,800    General Dynamics Corporation                            661,490
     37,500    General Electric Company                              1,314,375
      7,700    ITT Industries, Inc.                                    791,714
     21,000    Norfolk Southern Corporation                            941,430
                                                                  ------------
                                                                     6,252,336
                                                                  ------------
               INFORMATION TECHNOLOGY - 13.4%
     25,000    Accenture Ltd. - Class A                                721,750
     16,000    Affiliated Computer Services, Inc. (a)                  946,880
     50,500    Cisco Systems, Inc.(a)                                  864,560
     22,000    Dell Computer Corporation (a)                           659,780
      7,500    International Business Machines Corporation             616,500
     39,000    Intel Corporation                                       973,440
      9,000    Intuit, Inc. (a)                                        479,700
     12,700    Jabil Circuit, Inc. (a)                                 471,043
     42,000    Microsoft Corporation                                 1,098,300
     23,500    Motorola, Inc.                                          530,865
     51,000    Oracle Corporation (a)                                  622,710
     12,000    Qualcomm, Inc.                                          516,960
                                                                  ------------
                                                                     8,502,488
                                                                  ------------
               MATERIALS - 1.6%
     13,400    Dow Chemical Company (The)                              587,188
      8,000    Praxair, Inc.                                           423,680
                                                                  ------------
                                                                     1,010,868
                                                                  ------------
               TELECOMMUNICATIONS SERVICES - 1.5%
     30,000    Sprint Nextel Corporation                               700,800
     12,000    Vodafone Group PLC - ADR                                257,640
                                                                  ------------
                                                                       958,440
                                                                  ------------
               UTILITIES - 0.9%
     12,000    TXU Corporation                                         602,280
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $34,456,238)             $ 43,846,047
                                                                  ------------

================================================================================
  PAR VALUE    U.S. TREASURY OBLIGATIONS - 4.7%                       VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY NOTES - 4.3%
$ 1,000,000    7.00%, due 07/15/2006                              $  1,013,242
    500,000    4.00%, due 02/15/2014                                   486,445
  1,250,000    4.25%, due 11/15/2014                                 1,235,449
                                                                  ------------
                                                                     2,735,136
                                                                  ------------
               U.S. TREASURY INFLATION-PROTECTION NOTES - 0.4%
    257,461    3.375%, due 01/15/2007                                  259,352
                                                                  ------------

               TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,059,208)  $  2,994,488
                                                                  ------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%              VALUE
--------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK - 2.4%
$   506,000    discount, due 01/27/2006                           $    504,607
  1,000,000    4.125%, due 11/15/2006                                  994,829
                                                                  ------------
                                                                     1,499,436
                                                                  ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.7%
    500,000    3.625%, due 09/15/2006                                  496,400
  1,000,000    6.625%, due 09/15/2009                                1,062,442
    500,000    4.75%, due 12/08/2010                                   499,167
    300,000    5.125%, due 07/15/2012                                  305,484
                                                                  ------------
                                                                     2,363,493
                                                                  ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.8%
    250,000    4.00%, due 12/14/2007                                   246,163
    250,000    7.25%, due 01/15/2010                                   272,395
                                                                  ------------
                                                                       518,558
                                                                  ------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $4,290,636)                                $ 4,381,487
                                                                  ------------

================================================================================
  PAR VALUE    MORTGAGE-BACKED SECURITIES - 4.2%                      VALUE
--------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.4%
$    54,069    Pool #1471, 7.00%, due 03/01/2008                  $     54,439
    128,084    Pool #E00616, 6.00%, due 01/01/2014                     130,702
     41,999    Pool #E90624, 6.00%, due 08/01/2017                      42,858
                                                                  ------------
                                                                       227,999
                                                                  ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.3%
    307,035    Pool #618465, 5.00%, due 12/01/2016                     303,768
    400,960    Pool #684231, 5.00%, due 01/01/2018                     396,693
    352,023    Pool #255455, 5.00%, due 10/01/2024                     344,350
    568,086    Pool #255702, 5.00%, due 05/01/2025                     555,422
     79,192    Pool #489757, 6.00%, due 04/01/2029                      79,944
    405,909    Pool #808413, 5.50%, due 01/01/2035                     402,006
                                                                  ------------
                                                                     2,082,183
                                                                  ------------
               GOVERNMENT NATIONAL MORTAGE ASSOCIATION - 0.5%
     59,192    Pool #781344, 6.50%, due 10/01/2031                      61,789
    284,742    Series #2003-102-PD, 4.25%, due 05/01/2033              274,081
                                                                  ------------
                                                                       335,870
                                                                  ------------

               TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,682,924) $  2,646,052
                                                                  ------------

================================================================================
  PAR VALUE    CORPORATE BONDS - 12.8%                                VALUE
--------------------------------------------------------------------------------
               Abbott Laboratories,
$   220,000      5.625%, due 07/01/2006                           $    221,022
               Alcoa, Inc.,
    250,000      6.50%, due 06/01/2011                                 266,877
               American Express,
    150,000      4.875%, due 07/15/2013                                147,403
               Anheuser-Busch Companies, Inc.,
    249,000      5.375%, due 09/15/2008                                252,609

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    CORPORATE BONDS - 12.8% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               BB&T Corporation,
$   325,000      6.50%, due 08/01/2011                            $    348,515
               Burlington Resources, Inc.,
    350,000      6.68%, due 02/15/2011                                 377,374
               Citigroup, Inc.,
    200,000      5.00%, due 03/06/2007                                 200,294
               ConocoPhillips,
    200,000      4.75%, due 10/15/2012                                 198,776
               CVS Corporation,
    250,000      5.625%, due 03/15/2006                                250,290
               Deutsche Telekom AG,
    300,000      8.50%, due 06/15/2010                                 340,131
               Dover Corporation,
    345,000      6.50%, due 02/15/2011                                 369,207
               Duke Realty L.P., Medium Term Notes,
    390,000      6.75%, due 05/30/2008                                 403,093
               FPL Group Capital, Inc.,
    300,000      7.375%, due 06/01/2009                                322,456
               General Dynamics Corporation,
    125,000      4.25%, due 05/15/2013                                 119,567
               Goldman Sachs Group, Inc.,
    350,000      6.65%, due 05/15/2009                                 367,810
               GTE Northwest, Inc.,
    300,000      6.30%, due 06/01/2010                                 306,240
               HSBC Finance Corporation,
    300,000      6.40%, due 06/17/2008                                 309,492
               Illinois Tool Works, Inc.,
    216,000      5.75%, due 03/01/2009                                 222,287
               International Business Machines Corporation,
    175,000      4.375%, due 06/01/2009                                172,805
               Jefferson-Pilot Corporation,
    100,000      4.75%, due 01/30/2014                                  97,769
               JPMorgan Chase & Company,
    300,000      6.75%, due 02/01/2011                                 321,323
               Kreditanstalt fuer Wiederaufbau (KfW Bankengruppe),
    250,000      3.875%, due 06/30/2009                                245,009
               May Department Stores Company,
    260,000      5.95%, due 11/01/2008                                 265,726
               Morgan Stanley,
    250,000      5.30%, due 03/01/2013                                 250,501
               SBC Communciations, Inc., Medium Term Notes,
    400,000      6.875%, due 08/15/2006                                404,767
               SunTrust Banks, Inc.
    300,000      6.00%, due 01/15/2028                                 321,971
               Union Camp Corporation,
    300,000      6.50%, due 11/15/2007                                 306,449
               United Technologies Corporation,
    250,000      6.10%, due 05/15/2012                                 265,037

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    CORPORATE BONDS - 12.8% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               U.S. Bank, N.A.,
$   200,000      4.80%, due 04/15/2015                            $    195,776
               Wachovia Corporation,
    250,000      5.25%, due 08/1/2014                                  250,332
                                                                  ------------

               TOTAL CORPORATE BONDS (Cost $7,893,014)            $  8,120,908
                                                                  ------------

================================================================================
  PAR VALUE    MUNICIPAL DEBT SECURITIES - 0.4%                       VALUE
--------------------------------------------------------------------------------
$   230,000    Virginia State Resources Authority, Infrastructure,
                 Revenue, 5.90%, due 05/01/2011 (Cost $234,600)   $    241,286
                                                                  ------------

================================================================================
  PAR VALUE    REGIONAL AUTHORITY BONDS - 0.3%                        VALUE
--------------------------------------------------------------------------------
$   205,000    Manitoba (Province of), Medium Term Notes,
                 5.50%, due 10/01/2008 (Cost $203,692)            $    209,116
                                                                  ------------

================================================================================
  PAR VALUE    SHORT-TERM CORPORATE NOTES - 1.3%                      VALUE
--------------------------------------------------------------------------------
$   485,310    US Bank, N.A.,3demand note, 4.13%                  $    485,310
    347,436    Wisconsin Corporate Central Credit Union, demand
                 note, 4.05%                                           347,436
                                                                  ------------
               TOTAL SHORT-TERM CORPORATE NOTES (Cost $832,746)   $    832,746
                                                                  ------------

================================================================================
     SHARES    MONEY MARKET FUNDS - 0.3%                              VALUE
--------------------------------------------------------------------------------
    199,046    First American Treasury Obligations Fund - Class A
                 (Cost $199,046)                                  $    199,046
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE - 99.8%
                 (Cost $53,852,104)                               $ 63,471,176

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%            134,073
                                                                  ------------

               NET ASSETS - 100.0%                                $ 63,605,249
                                                                  ============


(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS - 99.0%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 10.9%
      5,350    Black & Decker Corporation (The)                   $    465,236
     11,000    eBay, Inc.(a)                                           475,750
     25,000    Home Depot, Inc.                                      1,012,000
      8,500    J.C. Penney Company, Inc.                               472,600
      9,500    Lennar Corporation                                      579,690
     17,500    Staples, Inc.                                           397,425
     12,000    Target Corporation                                      659,640
     16,500    Viacom, Inc. - Class B                                  537,900
                                                                  ------------
                                                                     4,600,241
                                                                  ------------
               CONSUMER STAPLES - 6.2%
     31,500    CVS Corporation                                         832,230
     17,000    PepsiCo, Inc.                                         1,004,360
     13,500    Procter & Gamble Company (The)                          781,380
                                                                  ------------
                                                                     2,617,970
                                                                  ------------
               ENERGY - 11.1%
      7,500    Anadarko Petroleum Corporation                          710,625
     14,500    Chevron Corporation                                     823,165
      8,200    ConocoPhillips                                          477,076
      9,400    Nabors Industries Ltd. (a)                              712,050
     15,000    Noble Corporation                                     1,058,100
     11,500    Noble Energy, Inc.                                      463,450
      4,500    Schlumberger Ltd.                                       437,175
                                                                  ------------
                                                                     4,681,641
                                                                  ------------
               FINANCIAL - 14.8%
     26,000    Bank of America Corporation                           1,199,900
      6,300    Chubb Corporation (The)                                 615,195
     17,000    CIT Group, Inc.                                         880,260
      6,700    Hartford Financial Services Group, Inc. (The)           575,463
      5,600    Lehman Brothers Holdings, Inc.                          717,752
      7,000    Merrill Lynch & Company, Inc.                           474,110
     10,000    MetLife, Inc.                                           490,000
     11,500    Prudential Financial, Inc.                              841,685
      9,600    St. Paul Travelers Companies, Inc. (The)                428,832
                                                                  ------------
                                                                     6,223,197
                                                                  ------------
               HEALTHCARE - 17.2%
     10,500    Aetna, Inc.                                             990,255
     12,000    Amgen, Inc.(a)                                          946,320
     13,000    Fisher Scientific International, Inc. (a)               804,180
     11,000    Johnson & Johnson                                       661,100
      7,900    Medtronic, Inc.                                         454,803
     27,000    Pfizer, Inc.                                            629,640
     17,000    Teva Pharmaceutical Industries Ltd.                     731,170
     13,900    WellPoint, Inc. (a)                                   1,109,081
     14,000    Zimmer Holdings, Inc. (a)                               944,160
                                                                  ------------
                                                                     7,270,709
                                                                  ------------
               INDUSTRIALS - 14.0%
      8,000    3M Company                                              620,000
     14,400    Caterpillar, Inc.                                       831,888
     23,800    Dover Corporation                                       963,662
      5,500    General Dynamics Corporation                            627,275
     36,000    General Electric Company                              1,261,800

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 99.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS - 14.0% (CONTINUED)
      7,500    ITT Industries, Inc.                               $    771,150
     18,000    Norfolk Southern Corporation                            806,940
                                                                  ------------
                                                                     5,882,715
                                                                  ------------
               INFORMATION TECHNOLOGY - 19.2%
     22,500    Accenture Ltd. - Class A                                649,575
     14,500    Affiliated Computer Services, Inc. (a)                  858,110
     49,000    Cisco Systems, Inc.(a)                                  838,880
     21,000    Dell Computer Corporation (a)                           629,790
      7,200    International Business Machines Corporation             591,840
     39,000    Intel Corporation                                       973,440
      8,000    Intuit, Inc. (a)                                        426,400
     12,300    Jabil Circuit, Inc. (a)                                 456,207
     39,500    Microsoft Corporation                                 1,032,925
     22,000    Motorola, Inc.                                          496,980
     50,000    Oracle Corporation (a)                                  610,500
     12,000    Qualcomm, Inc.                                          516,960
                                                                  ------------
                                                                     8,081,607
                                                                  ------------
               MATERIALS - 2.3%
     12,800    Dow Chemical Company (The)                              560,896
      8,100    Praxair, Inc.                                           428,976
                                                                  ------------
                                                                       989,872
                                                                  ------------
               TELECOMMUNICATIONS SERVICES - 1.9%
     25,000    Sprint Nextel Corporation                               584,000
     10,000    Vodafone Group PLC - ADR                                214,700
                                                                  ------------
                                                                       798,700
                                                                  ------------
               UTILITIES - 1.4%
     11,500    TXU Corporation                                         577,185
                                                                  ------------

               TOTAL COMMON STOCKS - (Cost $33,256,997)           $ 41,723,837
                                                                  ------------

================================================================================
  PAR VALUE    SHORT-TERM CORPORATE NOTES - 0.2%                      VALUE
--------------------------------------------------------------------------------
$    87,702    U.S. Bank, N.A., demand note, 4.13% (Cost $87,702) $     87,702
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE - 99.2%
                 (Cost $33,344,699)                               $ 41,811,539

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%            315,964
                                                                  ------------

               NET ASSETS - 100.0%                                $ 42,127,503
                                                                  ============

(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.


THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
============================================================================================
               VIRGINIA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 97.7%                                        VALUE
--------------------------------------------------------------------------------------------
               Alexandria, Virginia, GO,
$ 1,000,000      5.00%, due 06/15/2011, prerefunded 06/15/2010 @ 101           $  1,073,580
               Arlington Co., Virginia, GO,
    500,000      4.10%, due 11/01/2018                                              501,485
               Chesterfield Co., Virginia, GO,
  1,000,000      4.75%, due 01/01/2013, prerefunded 01/01/2008 @100               1,028,660
               Fairfax Co., Virginia, Econcomic Dev. Authority, Revenue,
  1,000,000      5.00%, due 06/01/2018                                            1,068,410
               Fairfax Co., Virginia, GO,
    700,000      5.00%, due 10/01/2011                                              755,195
               Hampton, Virginia, GO,
  1,000,000      5.50%, due 02/01/2012, prerefunded 02/01/2010 @ 102              1,096,600
               Hanover Co., Virginia, GO,
  1,000,000      5.125%, due 07/15/2013                                           1,064,860
               Hanover Co., Virginia, Industrial Dev. Authority, Revenue,
  1,000,000      6.50%, due 08/15/2009                                            1,099,820
               Henrico Co., Virginia, Economic Dev. Authority, Revenue,
  1,000,000      5.50%, due 11/01/2008                                            1,057,580
               James City, Virginia, School District, GO,
    500,000      5.00%, due 12/15/2018                                              540,345
               James City, Virginia, Service Authority, Water and Sewer, Revenue,
  1,000,000      5.125%, due 01/15/2017                                           1,079,550
               Loudoun Co., Virginia, GO,
    500,000      5.00%, due 07/01/2012                                              542,070
               Loudoun Co., Virginia, Industrial Dev. Authority,
               Public Facility Lease, Revenue,
  1,000,000      5.00%, due 03/01/2019                                            1,065,620
               Lynchburg, Virginia, GO,
    500,000      5.00%, due 06/01/2015                                              545,260
               Medical College of Virginia, Hospitals Authority, Revenue,
    700,000      5.00%, due 07/01/2013                                              736,407
               Norfolk, Virginia, Water, Revenue,
  1,000,000      5.00%, due 11/01/2016                                            1,063,850
               Portsmouth, Virginia, GO,
    800,000      5.00%, due 08/01/2017                                              825,944
               Richmond, Virginia, GO,
  1,000,000      5.45%, due 01/15/2008                                            1,042,300
               Richmond, Virginia, Industrial Dev. Authority,
               Government Facilities, Revenue,
  1,010,000      4.75%, due 07/15/2010                                            1,063,793
               Richmond, Virginia, Metropolitan Authority, Revenue,
  1,000,000      5.25%, due 07/15/2014                                            1,106,980




THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
============================================================================================
               VIRGINIA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 97.7% (CONTINUED)                           VALUE
--------------------------------------------------------------------------------------------
               Roanoke, Virginia, GO,
$   185,000      5.00%, due 08/01/2009,  prerefunded 08/01/2006 @ 102          $    190,509
    815,000      5.00%, due 08/01/2009                                              839,238
               Roanoke, Virginia, Industrial Dev. Authority, Hospital, Revenue,
    800,000      3.70%, floating rate, due 07/01/2027                               800,000
               Southeastern Public Service Authority, Virginia, Revenue,
  1,000,000      5.00%, due 07/01/2015                                            1,083,730
               Spotsylvania Co., Virginia, GO,
    500,000      5.00%, due 01/15/2016                                              538,680
               Suffolk, Virginia, GO,
  1,000,000      5.00%, due 12/01/2015                                            1,047,690
               University of Virginia, Revenue,
  1,000,000      5.25%, due 06/01/2012                                            1,067,890
               Upper Occoquan, Virginia, Sewer Authority, Revenue,
    700,000      5.00%, due 07/01/2015, prerefunded 07/01/2006 @ 102                719,908
               Virginia Beach, Virginia, GO,
    800,000      5.25%, due 08/01/2010                                              844,200
               Virginia College Building Authority, Educational
               Facilities, Revenue,
    500,000      5.00%, due 04/01/2017                                              539,725
               Virginia Commonwealth Transportation Board, Revenue,
    500,000      5.00%, due 09/28/2015                                              545,475
    850,000      7.25%, due 05/15/2020                                              901,655
               Virginia Polytechnic Institute & State University, Revenue,
    500,000      5.00%, due 06/01/2016                                              543,420
               Virginia State, GO
    500,000      5.00%, due 06/01/2012                                              541,725
               Virginia State Public School Authority, Revenue,
    995,000      5.25%, due 08/01/2009                                            1,057,068
               Virginia State Resource Authority, Revenue,
    500,000      5.50%, due 05/01/2017                                              540,615
                                                                               ------------
               TOTAL VIRGINIA FIXED RATE REVENUE AND GENERAL
                 OBLIGATION (GO) BONDS (Cost $29,401,209)                      $ 30,159,837
                                                                               ------------

============================================================================================
     SHARES    MONEY MARKET FUNDS - 0.9%                                           VALUE
--------------------------------------------------------------------------------------------
    279,996    First American Tax Free Obligation Fund - Class A (Cost $279,996) $  279,996
                                                                               ------------

               TOTAL INVESTMENTS AT VALUE - 98.6% (Cost $29,681,205)           $ 30,439,833

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%                         416,294
                                                                               ------------

               NET ASSETS - 100.0%                                             $ 30,856,127
                                                                               ============

See accompanying notes to portfolio of investments.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS - 98.3%                                  VALUE
--------------------------------------------------------------------------------
               AUSTRALIA - 2.0%
     50,634    Alumina Ltd. (b)                                   $    275,235
      7,608    BHP Billiton Ltd. (b)                                   126,787
                                                                  ------------
                                                                       402,022
                                                                  ------------
               CHINA - 0.2%
    110,538    Air China Ltd. - Class H (a) (b)                         35,226
                                                                  ------------
               FINLAND - 0.4%
      4,003    Nokia Oyj - ADR                                          73,255
                                                                  ------------
               FRANCE - 7.1%
     16,065    Alcatel SA (b)                                          198,299
      1,482    Casino Guichard-Perrachon SA (b)                         98,211
      3,015    Compagnie de Saint-Gobain (b)                           178,543
      4,518    France Telecom SA (b)                                   111,839
      1,655    PPR SA (b)                                              185,745
      2,216    Sanofi-Aventis (b)                                      193,293
      9,472    Suez SA (b)                                             293,707
      5,567    Vivendi Universal SA (b)                                173,732
                                                                  ------------
                                                                     1,433,369
                                                                  ------------
               GERMANY - 11.2%
      1,245    Allianz AG (b)                                          187,647
      1,437    Altana AG (b)                                            77,915
      4,351    Bayer AG (b)                                            181,029
      3,424    DaimlerChrysler AG (b)                                  173,633
      2,998    Deustche Bank AG (b)                                    289,061
      5,546    Infineon Technologies AG (a) (b)                         50,400
      2,779    KarstadtQuelle AG                                        41,761
      2,746    Metro AG (b)                                            131,790
      1,500    Muencher Rueckversicherungs-Gesellschaft AG (b)         202,582
      1,127    SAP AG (b)                                              202,350
      3,305    Schering AG (b)                                         220,295
      3,680    Siemens AG (b)                                          313,707
      3,375    Volkswagon AG (b)                                       177,378
                                                                  ------------
                                                                     2,249,548
                                                                  ------------
               GREECE - 1.1%
     10,077    Hellenic Telecommunications Organization SA (b)         213,278
                                                                  ------------
               ITALY - 5.0%
      6,497    Assicurazioni Generali SpA (b)                          226,230
     24,970    Enel SpA (b)                                            195,584
     14,959    ENI SpA (b)                                             416,456
     48,037    Pirelli & C. SpA (b)                                     43,979
     19,530    UniCredito Italiano SpA (b)                             134,143
                                                                  ------------
                                                                     1,016,392
                                                                  ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 98.3% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               JAPAN - 32.0%
     10,000    Bridgestone Corporation (b)                        $    208,283
      2,400    Canon, Inc. (b)                                         140,767
     17,000    Daiwa Securities Group, Inc. (b)                        192,493
         40    East Japan Railway Company (b)                          274,361
        500    Electric Power Development Company Ltd. (b)              17,154
      2,700    FAST RETAILING CO. Ltd. (b)                             264,019
      8,700    JSR Corporation (b)                                     228,512
        500    KEYENCE CORPORATION (b)                                 142,078
      8,900    MARUI COMPANY LTD. (b)                                  174,762
     12,000    Matsushita Electric Industrial Company Ltd. (b)         231,096
         17    Millea Holdings, Inc. (b)                               292,956
     21,000    Mitsubishi Estate Company Ltd. (b)                      434,497
         42    Mitsubishi Tokyo Financial Group, Inc. (b)              571,485
     10,000    Nikko Cordial Corporation (b)                           158,976
     20,500    Nissan Motor Company Ltd. (b)                           208,947
     21,400    Nomura Holdings, Inc. (b)                               411,613
         77    NTT Data Corporation (b)                                381,972
        111    NTT DoCoMo, Inc. (b)                                    168,907
      7,700    PIONEER Corporation (b)                                 106,521
      4,000    SECOM Company Ltd. (b)                                  209,327
      9,400    Seven & I Holdings Co. Ltd. (a)                         402,186
     14,000    Sharp Corporation (b)                                   212,844
        500    SUMCO CORPORATION                                        26,222
         44    Sumitomo Mitsui Financial Group, Inc. (b)               464,458
      3,600    T&D Holdings, Inc. (b)                                  238,832
      1,700    TDK CORPORATION (b)                                     120,571
      2,600    Tokyo Electron Ltd. (b)                                 163,182
                                                                  ------------
                                                                     6,447,021
                                                                  ------------
               NETHERLANDS - 10.4%
      4,690    ABN AMRO Holdings NV (b)                                121,993
      7,331    Aegon NV (b)                                            119,342
      3,453    Akzo Nobel NV (b)                                       159,328
      6,863    Fortis (b)                                              217,595
      6,683    ING Groep NV (b)                                        230,982
     38,664    Koninklijke (Royal) KPN NV (b)                          386,282
      5,231    Koninklijke (Royal) Philips Electronics NV (b)          161,867
      1,712    VNU NV (b)                                               56,531
                                                                  ------------
                                                                     1,453,920
                                                                  ------------
               POLAND - 0.2%
      4,686    Powszechna Kasa Oszczednosci Bank Polski SA (b)          41,650
                                                                  ------------

               PORTUGAL - 0.4%
     27,730    EDP - Energias de Portugal SA (b)                        85,059
                                                                  ------------
               SINGAPORE - 1.2%
     25,000    DBS Group Holdings Ltd. (b)                             247,668
                                                                  ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS - 98.3% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               SPAIN - 3.4%
     17,759    Repsol YPF SA (b)                                  $    517,944
     11,230    Telefonica SA (b)                                       168,184
                                                                  ------------
                                                                       686,128
                                                                  ------------
               SWEDEN - 2.3%
     24,719    Nordea Bank AB (b)                                      256,130
     60,581    Telefonaktiebolaget LM Ericsson (b)                     208,361
                                                                  ------------
                                                                       464,491
                                                                  ------------
               SWITZERLAND - 6.0%
      4,676    Credit Suisse Group (b)                                 237,486
        579    Nestle SA (b)                                           172,400
      6,794    Novartis AG (b)                                         355,291
      1,653    Roche Holdings AG (b)                                   247,118
      1,212    Swiss Re (b)                                             88,303
        532    Zurich Financial Services AG (b)                        112,882
                                                                  ------------
                                                                     1,213,480
                                                                  ------------
               UNITED KINGDOM - 15.4%
     25,983    BAE Systems PLC (b)                                     170,535
      5,282    Berkeley Group (The) PLC (a) (b)                        100,032
     27,375    Cable & Wireless PLC (b)                                 56,534
      2,236    Carnival PLC (b)                                        126,656
     20,542    GlaxoSmithKline PLC (b)                                 517,440
     28,769    Imperial Chemical Industries PLC (b)                    163,698
     35,990    J Sainsbury PLC (b)                                     195,182
      9,375    Kesa Electricals PLC (b)                                 41,873
     41,017    Kingfisher PLC (b)                                      167,255
     12,252    Land Securities Group PLC (b)                           349,762
     24,572    Lloyds TSB Group PLC (b)                                205,193
     21,698    Prudential PLC (b)                                      205,073
      6,007    Rio Tinto PLC (b)                                       273,719
     24,021    Rolls-Royce Group PLC (b)                               176,508
    802,301    Rolls-Royce Group PLC - B Shares                          1,412
     13,440    Royal Dutch Shell PLC - Class A (b)                     409,412
      7,083    Royal Dutch Shell PLC - Class B (b)                     226,454
      9,619    Whitbread PLC (b)                                       157,144
     35,285    William Morrison Supermarkets PLC (b)                   117,259
    100,818    Woolworths Group PLC (b)                                 67,026
                                                                  ------------
                                                                     3,728,167
                                                                  ------------

               TOTAL COMMON STOCKS - 98.3% (Cost $15,502,497)     $ 19,790,674

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%            351,479
                                                                  ------------

               NET ASSETS - 100.0%                                $ 20,142,153
                                                                  ============


(a) Non-income producing security.

(b) Fair value priced (Note 1).

See accompanying notes to portfolio of investments.

THE JAMESTOWN FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2005 (UNAUDITED)


1. SECURITIES VALUATION

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Because the value of foreign securities may be materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of The Jamestown International Equity Fund are priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate The Jamestown International Equity Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS

DECEMBER 31, 2005 (UNAUDITED)


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2005:


                                                Jamestown                   Jamestown       Jamestown
                                                 Balanced      Jamestown    Tax Exempt    International
                                                   Fund       Equity Fund  Virginia Fund   Equity Fund

               Tax cost of portfolio
               investments                      $53,981,513   $33,431,090   $29,681,205    $15,527,158
                                               =========================================================

               Gross unrealized appreciation    $10,325,851   $ 8,986,014   $   830,754    $ 4,494,430

               Gross unrealized  depreciation      (836,188)     (605,565)      (72,126)      (230,914)
                                               ---------------------------------------------------------

               Net unrealized appreciation       $9,489,663   $ 8,380,449   $   758,628    $ 4,263,516
                                               =========================================================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Williamsburg Investment Trust
             ---------------------------------------------------------



By (Signature and Title)*    /s/ John F. Splain
                           -------------------------------------------
                           John F. Splain, Secretary

Date          March 1, 2006
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ John T. Bruce
                           -------------------------------------------
                           John T. Bruce, President (FBP Value Fund and
                           FBP Balanced Fund)

Date          March 1, 2006
      ----------------------------------



By (Signature and Title)*    /s/ Thomas W. Leavell
                            ------------------------------------------
                            Thomas W. Leavell, President (The Government
                            Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund
                            and The Alabama Tax Free Bond Fund)

Date          March 1, 2006
      ----------------------------------

By (Signature and Title)*    /s/ Charles M. Caravati III
                           -------------------------------------------
                             Charles M. Caravati III, President (The Jamestown
                             Balanced Fund, The Jamestown Equity Fund and
                             The Jamestown International Equity Fund)

Date          March 1, 2006
      ----------------------------------



By (Signature and Title)*    /s/ Joseph A. Jennings III
                           -------------------------------------------
                             Joseph A. Jennings III, President (The Jamestown
                             Tax Exempt Virginia Fund)

Date          March 1, 2006
      ----------------------------------



By (Signature and Title)*    /s/ Joseph L. Antrim III
                           -------------------------------------------
                             Joseph L. Antrim III, President (The Davenport
                             Equity Fund)

Date          March 1, 2006
      ----------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------
                           Mark J. Seger, Treasurer

Date          March 1, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.